Segment Results and Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of operations - continuing operations
Revenue	$ 2,868.8		$ 2,906.3		$ 3,530.6
Operating costs (excluding amortization and depreciation)	(1,684.9)	[1],[2]	(1,678.7)	[1],[3]	(1,673.8)	[1],[4]
Gold inventory change	7.2	[1],[2],[5]	11.8	[1],[3],[5]	22.0	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	1,191.1	[1],[6]	1,239.4	[1],[7]	1,878.8	[1],[7]
Amortization and depreciation	(656.7)	[1]	(610.9)	[1]	(499.2)	[1]
Adjusted operating profit/(loss)	534.4	[1],[8]	628.5	[1],[9]	1,379.6	[1],[9]
Exploration expenditure	(47.2)		(65.9)		(128.5)
Feasibility and evaluation			(47.7)		(44.1)
Finance expense	(99.2)		(69.5)		(55.3)
Investment income	4.2		8.5		16.3
Asset impairments and write-offs	(12.5)		(799.2)		(87.6)
Profit/(loss) on disposal of property, plant and equipment	(1.3)		1.6		0.3
Other items as detailed in statement of operations	(144.0)		(162.6)		(112.0)
Royalty	(86.1)		(90.5)		(116.7)
Current taxation	(134.2)		(161.3)		(336.6)
Deferred taxation	16.1		181.4		(120.0)
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	30.2	[10]	(576.7)	[10]	395.4	[10]
Balance sheet
Total assets (excluding deferred tax assets)	6,795.3		7,244.3		11,028.3
Total liabilities excluding deferred tax	2,807.4		2,851.5		3,766.2
Deferred tax liabilities/(assets)	324.6		347.5		1,071.1
Capital expenditure	608.9		739.2		1,600.6
Operating Segments [Member] | South Africa | South Deep Gold Mine
Statement of operations - continuing operations
Revenue	254.8		425.7		450.8
Operating costs (excluding amortization and depreciation)	(245.5)	[1],[2]	(321.8)	[1],[3]	(302.9)	[1],[4]
Gold inventory change						[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	9.3	[1],[6]	103.9	[1],[7]	147.9	[1],[7]
Amortization and depreciation	(74.5)	[1]	(98.9)	[1]	(82.4)	[1]
Adjusted operating profit/(loss)	(65.2)	[1],[8]	5.0	[1],[9]	65.6	[1],[9]
Finance expense	(19.6)		(8.8)		(0.9)
Investment income	0.9		0.6		0.6
Asset impairments and write-offs	(8.4)
Profit/(loss) on disposal of property, plant and equipment	(0.3)		0.2		0.4
Other items as detailed in statement of operations	(22.6)		(23.1)		(44.1)
Royalty	(1.3)		(2.1)		(2.3)
Deferred taxation	33.6	[11]	6.6	[11]	(4.5)	[11]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	(83.0)	[10]	(21.6)	[10]	14.9	[10]
Balance sheet
Total assets (excluding deferred tax assets)	13.1		192.9		208.3
Total liabilities excluding deferred tax	62.0		128.4		104.0
Deferred tax liabilities/(assets)	(22.7)		9.8		19.2
Capital expenditure	91.9		202.4		314.5
Operating Segments [Member] | South Africa | KDC
Balance sheet
Total assets (excluding deferred tax assets)				[12]	2,126.3
Total liabilities excluding deferred tax				[12]	740.8
Deferred tax liabilities/(assets)				[12]	379.2
Capital expenditure			37.5		296.2
Operating Segments [Member] | South Africa | Beatrix
Balance sheet
Total assets (excluding deferred tax assets)				[12]	313.1
Total liabilities excluding deferred tax				[12]	(26.8)
Deferred tax liabilities/(assets)				[12]	110.3
Capital expenditure			10.3		80.4
Operating Segments [Member] | Ghana
Statement of operations - continuing operations
Revenue	931.3		1,109.6		1,476.7
Operating costs (excluding amortization and depreciation)	(551.5)	[1],[2]	(644.8)	[1],[3]	(673.5)	[1],[4]
Gold inventory change	0.2	[1],[2],[5]	(19.6)	[1],[3],[5]	28.4	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	380.1	[1],[6]	445.1	[1],[7]	831.6	[1],[7]
Amortization and depreciation	(162.5)	[1]	(168.3)	[1]	(148.2)	[1]
Adjusted operating profit/(loss)	217.6	[1],[8]	276.9	[1],[9]	683.3	[1],[9]
Finance expense	(11.3)		(5.9)		(4.8)
Investment income	1.8		0.4		0.5
Asset impairments and write-offs			(393.4)		(4.5)
Profit/(loss) on disposal of property, plant and equipment	(0.1)		0.1
Other items as detailed in statement of operations	(27.4)		(14.0)		(27.8)
Royalty	(46.5)		(55.5)		(73.8)
Current taxation	(31.1)		(40.6)		(170.7)
Deferred taxation	(16.0)		97.3		(114.0)
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	87.1	[10]	(134.6)	[10]	288.3	[10]
Balance sheet
Total assets (excluding deferred tax assets)	1,776.9		1,726.1		2,161.8
Total liabilities excluding deferred tax	305.9		260.0		470.4
Deferred tax liabilities/(assets)	269.4		253.4		350.8
Capital expenditure	190.1		257.1		352.0
Operating Segments [Member] | Ghana | Tarkwa Mine
Statement of operations - continuing operations
Revenue	706.7		893.1		1,198.9
Operating costs (excluding amortization and depreciation)	(373.9)	[1],[2]	(473.7)	[1],[3]	(494.4)	[1],[4]
Gold inventory change	2.3	[1],[2],[5]	(30.8)	[1],[3],[5]	24.8	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	335.1	[1],[6]	388.7	[1],[7]	729.3	[1],[7]
Amortization and depreciation	(141.6)	[1]	(137.6)	[1]	(125.4)	[1]
Adjusted operating profit/(loss)	193.5	[1],[8]	251.1	[1],[9]	603.8	[1],[9]
Finance expense	(7.8)		(1.2)		(2.3)
Investment income	1.7		0.4		0.4
Asset impairments and write-offs			(204.5)		(4.5)
Profit/(loss) on disposal of property, plant and equipment	(0.1)		0.1
Other items as detailed in statement of operations	(23.1)		(11.8)		(18.2)
Royalty	(35.3)		(44.7)		(59.9)
Current taxation	(31.1)		(39.7)		(163.1)
Deferred taxation	(14.2)		33.9		(92.5)
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	83.7	[10]	(16.2)	[10]	263.7	[10]
Balance sheet
Total assets (excluding deferred tax assets)	1,561.5		1,528.3		1,775.6
Total liabilities excluding deferred tax	209.0		174.8		377.2
Deferred tax liabilities/(assets)	280.4		266.2		300.2
Capital expenditure	174.1		207.0		259.9
Operating Segments [Member] | Ghana | Damang
Statement of operations - continuing operations
Revenue	224.6		216.4		277.8
Operating costs (excluding amortization and depreciation)	(177.6)	[1],[2]	(171.1)	[1],[3]	(179.1)	[1],[4]
Gold inventory change	(2.1)	[1],[2],[5]	11.1	[1],[3],[5]	3.6	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	45.0	[1],[6]	56.4	[1],[7]	102.3	[1],[7]
Amortization and depreciation	(20.9)	[1]	(30.6)	[1]	(22.8)	[1]
Adjusted operating profit/(loss)	24.1	[1],[8]	25.8	[1],[9]	79.5	[1],[9]
Finance expense	(3.5)		(4.7)		(2.5)
Investment income	0.1				0.1
Asset impairments and write-offs			(188.9)
Other items as detailed in statement of operations	(4.3)		(2.2)		(9.6)
Royalty	(11.2)		(10.8)		(13.9)
Current taxation			(0.9)		(7.6)
Deferred taxation	(1.8)		63.4		(21.5)
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	3.4	[10]	(118.3)	[10]	24.6	[10]
Balance sheet
Total assets (excluding deferred tax assets)	215.4		197.8		386.2
Total liabilities excluding deferred tax	96.9		85.2		93.2
Deferred tax liabilities/(assets)	(11.0)		(12.8)		50.6
Capital expenditure	16.0		50.1		92.1
Operating Segments [Member] | Australia
Statement of operations - continuing operations
Revenue	1,307.3		980.1		1,046.6
Operating costs (excluding amortization and depreciation)	(729.8)	[1],[2]	(550.8)	[1],[3]	(526.1)	[1],[4]
Gold inventory change	8.4	[1],[2],[5]	12.7	[1],[3],[5]	(17.4)	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	586.0	[1],[6]	442.0	[1],[7]	503.0	[1],[7]
Amortization and depreciation	(338.1)	[1]	(290.0)	[1]	(214.1)	[1]
Adjusted operating profit/(loss)	248.0	[1],[8]	152.1	[1],[9]	288.9	[1],[9]
Exploration expenditure	(15.2)		(6.5)		(19.4)
Finance expense	(8.3)		(1.4)		(1.5)
Investment income	0.5		7.6		12.7
Asset impairments and write-offs	(5.6)		(265.9)		(82.2)
Profit/(loss) on disposal of property, plant and equipment	1.9		1.3		(0.2)
Other items as detailed in statement of operations	(51.5)		(37.2)		(13.3)
Royalty	(32.6)		(24.1)		(26.0)
Current taxation	(74.9)		(49.7)		(53.6)
Deferred taxation	32.1		106.9		4.2
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	94.5	[10]	(116.8)	[10]	109.9	[10]
Balance sheet
Total assets (excluding deferred tax assets)	1,119.4		1,146.2		1,439.1
Total liabilities excluding deferred tax	322.4		337.5		237.5
Deferred tax liabilities/(assets)	87.9		128.2		264.5
Capital expenditure	274.4		193.9		377.7
Operating Segments [Member] | Australia | St Ives
Statement of operations - continuing operations
Revenue	458.8		569.0		752.2
Operating costs (excluding amortization and depreciation)	(292.3)	[1],[2]	(345.5)	[1],[3]	(378.0)	[1],[4]
Gold inventory change	9.9	[1],[2],[5]	8.8	[1],[3],[5]	(14.7)	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	176.4	[1],[6]	232.3	[1],[7]	359.4	[1],[7]
Amortization and depreciation	(140.5)	[1]	(194.3)	[1]	(160.4)	[1]
Adjusted operating profit/(loss)	35.9	[1],[8]	38.0	[1],[9]	199.0	[1],[9]
Exploration expenditure	(8.2)		(5.1)		(9.8)
Finance expense	(3.9)				(1.2)
Investment income	0.3		3.8		6.4
Asset impairments and write-offs	(1.3)		(265.5)		(58.0)
Profit/(loss) on disposal of property, plant and equipment	1.1		1.3		(0.2)
Other items as detailed in statement of operations	(21.6)		(2.7)		(9.8)
Royalty		[13]		[13]		[14]
Current taxation		[13]		[13]		[14]
Deferred taxation		[13]		[13]		[14]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations		[10],[13]		[10],[13]		[10],[14]
Balance sheet
Total assets (excluding deferred tax assets)	559.1		650.9		1,066.7
Total liabilities excluding deferred tax	145.4		167.1		189.7
Deferred tax liabilities/(assets)		[15]		[15]		[16]
Capital expenditure	117.5		132.3		315.3
Operating Segments [Member] | Australia | Agnew/Lawlers
Statement of operations - continuing operations
Revenue	342.5		302.8
Operating costs (excluding amortization and depreciation)	(173.0)	[1],[2]	(135.0)	[1],[3]
Gold inventory change	0.3	[1],[2],[5]	(1.2)	[1],[3],[5]
Adjusted operating profit/(loss) before amortization and depreciation	169.8	[1],[6]	166.7	[1],[7]
Amortization and depreciation	(96.4)	[1]	(71.1)	[1]
Adjusted operating profit/(loss)	73.4	[1],[8]	95.6	[1],[9]
Exploration expenditure	(3.7)		(1.4)
Finance expense	(1.6)
Investment income	0.2		3.8
Asset impairments and write-offs	(4.3)		(0.4)
Other items as detailed in statement of operations	(15.3)		(14.2)
Royalty		[13]		[13]
Current taxation		[13]		[13]
Deferred taxation		[13]		[13]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations		[10],[13]		[10],[13]
Balance sheet
Total assets (excluding deferred tax assets)	394.2		400.7
Total liabilities excluding deferred tax	81.0		70.4
Deferred tax liabilities/(assets)		[15]		[15]
Capital expenditure	83.4		52.3
Operating Segments [Member] | Australia | Agnew
Statement of operations - continuing operations
Revenue					294.4
Operating costs (excluding amortization and depreciation)					(148.1)	[1],[4]
Gold inventory change					(2.6)	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation					143.7	[1],[7]
Amortization and depreciation					(53.7)	[1]
Adjusted operating profit/(loss)					90.0	[1],[9]
Exploration expenditure					(9.6)
Finance expense					(0.3)
Investment income					6.3
Asset impairments and write-offs					(24.2)
Other items as detailed in statement of operations					(3.5)
Royalty						[14]
Current taxation						[14]
Deferred taxation						[14]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations						[10],[14]
Balance sheet
Total assets (excluding deferred tax assets)					372.4
Total liabilities excluding deferred tax					47.8
Deferred tax liabilities/(assets)						[16]
Capital expenditure					62.3
Operating Segments [Member] | Australia | Darlot
Statement of operations - continuing operations
Revenue	106.2		26.0
Operating costs (excluding amortization and depreciation)	(81.9)	[1],[2]	(21.6)	[1],[3]
Gold inventory change	(1.7)	[1],[2],[5]	1.3	[1],[3],[5]
Adjusted operating profit/(loss) before amortization and depreciation	22.5	[1],[6]	5.7	[1],[7]
Amortization and depreciation	(16.6)	[1]	(3.6)	[1]
Adjusted operating profit/(loss)	5.9	[1],[8]	2.1	[1],[9]
Exploration expenditure	(1.8)
Finance expense	(1.0)		(0.2)
Profit/(loss) on disposal of property, plant and equipment	0.7
Other items as detailed in statement of operations	(3.9)		(3.2)
Royalty		[13]		[13]
Current taxation		[13]		[13]
Deferred taxation		[13]		[13]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations		[10],[13]		[10],[13]
Balance sheet
Total assets (excluding deferred tax assets)	24.0		25.0
Total liabilities excluding deferred tax	25.6		26.7
Deferred tax liabilities/(assets)		[15]		[15]
Capital expenditure	14.7		1.5
Operating Segments [Member] | Australia | Granny Smith
Statement of operations - continuing operations
Revenue	399.8		82.3
Operating costs (excluding amortization and depreciation)	(182.6)	[1],[2]	(48.8)	[1],[3]
Gold inventory change			3.7	[1],[3],[5]
Adjusted operating profit/(loss) before amortization and depreciation	217.2	[1],[6]	37.3	[1],[7]
Amortization and depreciation	(84.6)	[1]	(21.0)	[1]
Adjusted operating profit/(loss)	132.6	[1],[8]	16.3	[1],[9]
Exploration expenditure	(1.5)
Finance expense	(1.8)		(1.2)
Profit/(loss) on disposal of property, plant and equipment	0.1
Other items as detailed in statement of operations	(10.6)		(17.1)
Royalty		[13]		[13]
Current taxation		[13]		[13]
Deferred taxation		[13]		[13]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations		[10],[13]		[10],[13]
Balance sheet
Total assets (excluding deferred tax assets)	142.1		69.6
Total liabilities excluding deferred tax	70.4		73.2
Deferred tax liabilities/(assets)		[15]		[15]
Capital expenditure	58.9		7.8
Operating Segments [Member] | Peru | Cerro Corona
Statement of operations - continuing operations
Revenue	375.5		390.9		556.6
Operating costs (excluding amortization and depreciation)	(158.2)	[1],[2]	(161.3)	[1],[3]	(171.4)	[1],[4]
Gold inventory change	(1.5)	[1],[2],[5]	18.8	[1],[3],[5]	11.0	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	215.8	[1],[6]	248.4	[1],[7]	396.2	[1],[7]
Amortization and depreciation	(79.6)	[1]	(48.8)	[1]	(48.8)	[1]
Adjusted operating profit/(loss)	136.1	[1],[8]	199.7	[1],[9]	347.4	[1],[9]
Exploration expenditure			(0.2)		(2.2)
Finance expense	(3.6)		(2.2)		(3.9)
Investment income			0.4		1.8
Asset impairments and write-offs			(11.0)		(0.9)
Profit/(loss) on disposal of property, plant and equipment	(2.6)				0.1
Other items as detailed in statement of operations	(10.7)		(11.5)		(17.8)
Royalty	(5.8)		(8.9)		(14.7)
Current taxation	(60.7)		(66.3)		(104.7)
Deferred taxation	13.8		(19.6)		12.4
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	66.5	[10]	80.5	[10]	217.6	[10]
Balance sheet
Total assets (excluding deferred tax assets)	1,041.9		1,054.1		1,165.8
Total liabilities excluding deferred tax	158.4		145.8		234.4
Deferred tax liabilities/(assets)	18.3		32.1		12.4
Capital expenditure	51.0		56.3		93.8
Corporate and Other [Member]
Statement of operations - continuing operations
Amortization and depreciation	(2.0)	[1],[17]	(5.0)	[1],[17]	(5.7)	[1],[17]
Adjusted operating profit/(loss)	(2.0)	[1],[17],[8]	(5.0)	[1],[17],[9]	(5.7)	[1],[17],[9]
Exploration expenditure	(32.0)	[17]	(59.1)	[17]	(106.9)	[17]
Feasibility and evaluation			(47.7)	[17]	(44.1)	[17]
Finance expense	(56.5)	[17]	(51.2)	[17]	(44.2)	[17]
Investment income	1.1	[17]	(0.6)	[17]	0.7	[17]
Asset impairments and write-offs	1.5	[17]	(128.9)	[17]
Profit/(loss) on disposal of property, plant and equipment	(0.2)	[17]
Other items as detailed in statement of operations	(31.9)	[17]	(76.8)	[17]	(9.0)	[17]
Current taxation	32.5	[17]	(4.8)	[17]	(7.6)	[17]
Deferred taxation	(47.4)	[17]	(9.9)	[17]	(18.1)	[17]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	(134.9)	[10],[17]	(383.9)	[10],[17]	(234.9)	[10],[17]
Balance sheet
Total assets (excluding deferred tax assets)	2,844.0	[18]	3,125.0	[18]	3,613.9	[18]
Total liabilities excluding deferred tax	1,958.7	[18]	1,979.9	[18]	2,005.9	[18]
Deferred tax liabilities/(assets)	(28.3)	[18]	(76.2)	[18]	(65.3)	[18]
Capital expenditure	1.4	[18]	29.6	[18]	86.2	[18]
Reclassifications [Member]
Statement of operations - continuing operations
Operating costs (excluding amortization and depreciation)	(97.2)	[1],[2]	(74.7)	[1],[3]	(69.8)	[1],[4]
Adjusted operating profit/(loss) before amortization and depreciation	(97.2)	[1],[6]	(74.7)	[1],[7]	(69.8)	[1],[7]
Amortization and depreciation	(0.4)	[1]
Adjusted operating profit/(loss)	(97.6)	[1],[8]	(74.7)	[1],[9]	(69.8)	[1],[9]
Exploration expenditure	(4.1)		(7.2)		(61.1)
Finance expense	18.4		2.4		2.8
Asset impairments and write-offs	(4.7)		1.5		53.5
Profit/(loss) on disposal of property, plant and equipment					(0.1)
Other items as detailed in statement of operations	88.0		78.0		74.7
Balance sheet
Total liabilities excluding deferred tax			(5.0)
Deferred tax liabilities/(assets)			5.0
Reconciling Items [Member]
Statement of operations - continuing operations
Operating costs (excluding amortization and depreciation)	(125.4)	[1],[2]	(162.4)	[1],[3]	(199.2)	[1],[4]
Gold inventory change	7.2	[1],[2],[5]	(1.2)	[1],[3],[5]	0.1	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	(118.1)	[1],[6]	(163.6)	[1],[7]	(199.1)	[1],[7]
Amortization and depreciation	(20.2)	[1]	42.4	[1]	73.4	[1]
Adjusted operating profit/(loss)	(138.4)	[1],[8]	(121.2)	[1],[9]	(125.7)	[1],[9]
Exploration expenditure	15.1		(4.8)		54.3
Feasibility and evaluation			(20.3)		(59.4)
Finance expense			(5.3)		(3.1)
Asset impairments and write-offs	3.2		582.4		(7.5)
Profit/(loss) on disposal of property, plant and equipment			8.6
Other items as detailed in statement of operations	79.9		(5.3)		2.3
Current taxation			(3.8)		(17.3)
Deferred taxation	(3.5)		(122.0)		114.5
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	(43.6)	[10]	308.4	[10]	(41.9)	[10]
Balance sheet
Total assets (excluding deferred tax assets)	(62.4)		(40.6)		(418.3)
Total liabilities excluding deferred tax	(11.1)		(14.3)		(77.9)
Deferred tax liabilities/(assets)	(79.2)		(73.6)		(526.3)
Capital expenditure	(128.4)		(195.5)		(277.8)
Continuing Operation [Member]
Statement of operations - continuing operations
Revenue	2,868.8		2,906.3		3,530.6
Operating costs (excluding amortization and depreciation)	(1,907.4)	[1],[2]	(1,915.8)	[1],[3]	(1,942.9)	[1],[4]
Gold inventory change	14.4	[1],[2],[5]	10.6	[1],[3],[5]	22.1	[1],[4],[5]
Adjusted operating profit/(loss) before amortization and depreciation	975.7	[1],[6]	1,001.1	[1],[7]	1,609.8	[1],[7]
Amortization and depreciation	(677.3)	[1]	(568.5)	[1]	(425.8)	[1]
Adjusted operating profit/(loss)	298.4	[1],[8]	432.6	[1],[9]	1,184.0	[1],[9]
Exploration expenditure	(36.2)		(77.9)		(135.3)
Feasibility and evaluation			(68.0)		(103.5)
Finance expense	(80.8)		(72.4)		(55.6)
Investment income	4.2		8.5		16.3
Asset impairments and write-offs	(14.0)		(215.3)		(41.6)
Profit/(loss) on disposal of property, plant and equipment	(1.3)		10.2		0.2
Other items as detailed in statement of operations	23.9		(89.8)		(35.0)
Royalty	(86.1)		(90.5)		(116.7)
Current taxation	(134.2)		(165.1)		(353.9)
Deferred taxation	12.6		59.4		(5.5)
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	(13.4)	[10]	(268.2)	[10]	353.3	[10]
Balance sheet
Total assets (excluding deferred tax assets)	6,733.0		7,203.7		10,624.2
Total liabilities excluding deferred tax	2,796.3		2,832.2		3,687.9
Deferred tax liabilities/(assets)	245.4		273.7		895.6
Capital expenditure	$ 480.5		$ 543.7		$ 1,322.8

[1]	This caption is based on captions used in the IFRS financial statements and does not reflect the US GAAP captions per the consolidated statement of operations.
[2]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $27.3 million, Accretion expense on provision for environmental rehabilitation - $15.4 million and Employee termination costs - $42.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $39.4 million, Accretion expense on provision for environmental rehabilitation - $10.4 million and Employee termination costs - $35.5 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $38.2 million, Accretion expense on provision for environmental rehabilitation - $13.9 million and Employee termination costs - $6.1 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[5]	Reflects the change in quantity and value of broken ore and ore on the heap leach pads during the fiscal year.
[6]	Adjusted operating profit before amortization and depreciation is stated before amortization and depreciation, exploration expenditure, asset impairments and write-offs, (profit)/loss on disposal of property, plant and equipment and royalty.
[7]	Adjusted operating profit before amortization and depreciation is stated before amortization and depreciation, exploration expenditure, feasibility and evaluation, asset impairments and write-offs, (profit)/loss on disposal of property, plant and equipment and royalty.
[8]	Adjusted operating profit/(loss) is stated before exploration expenditure, asset impairments and write-offs, (profit)/loss on disposal of property, plant and equipment and royalty.
[9]	Adjusted operating profit/(loss) is stated before exploration expenditure, feasibility and evaluation, asset impairments and write-offs, (profit)/loss on disposal of property, plant and equipment and royalty.
[10]	This caption is before share of equity investees losses, all of which would relate to the corporate and other segment.
[11]	Indicative as tax is provided in the holding companies of South Deep.
[12]	Sibanye Gold, which includes the KDC and Beatrix reporting segments, was spun off in February 2013 (refer note 9.1).
[13]	As all Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
[14]	As these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
[15]	As all Australian operations are entitled to transder and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
[16]	As these two Australian operations are entitled to transder and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
[17]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.
[18]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep and equity investees.